Note 28 Retained earnings, revaluation reserves and other reserves breakdown by company or corporate group (Details) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022 [2]	Dec. 31, 2021
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves	[1]	€ 38,488	€ 35,277	€ 30,231
Reserves or accumulated losses of investments in subsidaries joint ventures and associates		(237)	(221)	(247)
Total retained earnings revaluation reserves and other reserves breakdown by company		38,251	35,057	29,984
Holding company [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		15,672	14,003	12,467
BBVA Bancomer group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		15,705	14,042	13,894
Garanti BBVA group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		5,857	5,703	3,043
BBVA Banco Provincial group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		1,758	1,720	1,721
BBVA Argentine group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		1,474	1,456	1,423
BBVA Colombia group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		1,573	1,489	1,393
BBVA Peru group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		1,158	1,065	1,031
Forum Chile Group
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		652	632	604
BBVA Uruguay Group [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		139	118	106
BBV America SL [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		374	299	270
Corporacion General Financiera SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		368	338	322
BBVA Seguros SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		306	284	239
Bilbao Vizcaya Holding SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		198	144	68
BBVA Axial Tech S.A. de C.V.
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		87	85	78
Pecri Inversion SL [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		(17)	119	118
Anida Operaciones Singulares SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		(5,497)	(5,529)	(5,512)
Other Real State Spanish Companies
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves	[3]	(1,164)	(909)	(934)
Other retained earnings losses and revaluation reserves [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Subtotal retained earnings or losses and revaluation reserves		(155)	217	(101)
ATOM Bank PLC [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Reserves or accumulated losses of investments in subsidaries joint ventures and associates		(181)	(169)	(158)
Metrovacesa SA [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Reserves or accumulated losses of investments in subsidaries joint ventures and associates		(84)	(84)	(84)
Other reserves or accumulated losses of investments in joint ventures and associates [Member]
Retained earnings breakdown by company or corporate group [Line Items]
Reserves or accumulated losses of investments in subsidaries joint ventures and associates		€ 28	€ 32	€ (5)

[1]
(3) In 2021 includes the accounting for shares pending from buyback program (see Note 4) and the reclassification of items not subject to reclassification to income statement to by results for "Actuarial gains (losses) in defined benefit pension plans".

[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[3]	(2) Includes balances corresponding to Sociedades inmobiliarias CX, Anida Grupo Inmobiliario and Sociedades inmobiliarias Unnim.